LOANS (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Allowance for loan loss reserve:
Balance at beginning of period	$ 5,218	$ 5,251	$ 6,613
Charge-offs	(2,432)	(1,256)	(3,800)
Recoveries	200	278	138
Provision	1,675	945	2,300
Balance at end of period	4,661	5,218	5,251
Loans:
Ending balance	483,832	449,177	401,246
Ending balance ALLR	(4,661)	(5,218)	(5,251)
Net loans	479,171	443,959	395,995
Ending balance ALLR:
Individually evaluated	1,111	1,939	1,200
Collectively evaluated	3,550	3,279	4,051
Total	4,661	5,218	5,251
Ending balance Loans:
Individually evaluated	2,906	30,634	17,265
Collectively evaluated	480,926	418,543	383,981
Total Loans	483,832	449,177	401,246
Commercial real estate
Allowance for loan loss reserve:
Balance at beginning of period	3,267	2,823	3,460
Charge-offs	(1,539)	(729)	(2,267)
Recoveries	92	52	32
Provision	29	1,121	1,598
Balance at end of period	1,849	3,267	2,823
Loans:
Ending balance	268,809	244,966	199,201
Ending balance ALLR	(1,849)	(3,267)	(2,823)
Net loans	266,960	241,699	196,378
Ending balance ALLR:
Individually evaluated	99	1,662	926
Collectively evaluated	1,750	1,605	1,897
Total	1,849	3,267	2,823
Ending balance Loans:
Individually evaluated	649	22,910	13,628
Collectively evaluated	268,160	222,056	185,573
Total Loans	268,809	244,966	199,201
Commercial, financial, and agricultural
Allowance for loan loss reserve:
Balance at beginning of period	692	1,079	1,018
Charge-offs	(632)	(40)	(579)
Recoveries	56	201	21
Provision	1,262	(548)	619
Balance at end of period	1,378	692	1,079
Loans:
Ending balance	79,655	80,646	92,269
Ending balance ALLR	(1,378)	(692)	(1,079)
Net loans	78,277	79,954	91,190
Ending balance ALLR:
Individually evaluated	891	155	160
Collectively evaluated	487	537	919
Total	1,378	692	1,079
Ending balance Loans:
Individually evaluated	1,830	6,070	1,707
Collectively evaluated	77,825	74,576	90,562
Total Loans	79,655	80,646	92,269
Commercial construction
Allowance for loan loss reserve:
Balance at beginning of period	125	207	389
Charge-offs		(6)	(412)
Recoveries	2		75
Provision	(47)	(76)	155
Balance at end of period	80	125	207
Loans:
Ending balance	10,904	17,229	19,745
Ending balance ALLR	(80)	(125)	(207)
Net loans	10,824	17,104	19,538
Ending balance ALLR:
Individually evaluated		10
Collectively evaluated	80	115	207
Total	80	125	207
Ending balance Loans:
Individually evaluated		858
Collectively evaluated	10,904	16,371	19,745
Total Loans	10,904	17,229	19,745
One to four family residential real estate
Allowance for loan loss reserve:
Balance at beginning of period	980	1,114	1,622
Charge-offs	(141)	(399)	(490)
Recoveries	26	7	1
Provision	(349)	258	(19)
Balance at end of period	516	980	1,114
Loans:
Ending balance	103,768	87,948	77,332
Ending balance ALLR	(516)	(980)	(1,114)
Net loans	103,252	86,968	76,218
Ending balance ALLR:
Individually evaluated	103	112	114
Collectively evaluated	413	868	1,000
Total	516	980	1,114
Ending balance Loans:
Individually evaluated	385	796	1,930
Collectively evaluated	103,383	87,152	75,402
Total Loans	103,768	87,948	77,332
Consumer construction
Allowance for loan loss reserve:
Recoveries	2
Provision	23
Balance at end of period	25
Loans:
Ending balance	6,895	7,465	5,774
Ending balance ALLR	(25)
Net loans	6,870	7,465	5,774
Ending balance ALLR:
Collectively evaluated	25
Total	25
Ending balance Loans:
Collectively evaluated	6,895	7,465	5,774
Total Loans	6,895	7,465	5,774
Consumer
Allowance for loan loss reserve:
Charge-offs	(120)	(82)	(52)
Recoveries	22	18	9
Provision	246	64	43
Balance at end of period	148
Loans:
Ending balance	13,801	10,923	6,925
Ending balance ALLR	(148)
Net loans	13,653	10,923	6,925
Ending balance ALLR:
Individually evaluated	18
Collectively evaluated	130
Total	148
Ending balance Loans:
Individually evaluated	42
Collectively evaluated	13,759	10,923	6,925
Total Loans	13,801	10,923	6,925
Unallocated
Allowance for loan loss reserve:
Balance at beginning of period	154	28	124
Provision	511	126	(96)
Balance at end of period	665	154	28
Loans:
Ending balance ALLR	(665)	(154)	(28)
Net loans	(665)	(154)	(28)
Ending balance ALLR:
Collectively evaluated	665	154	28
Total	$ 665	$ 154	$ 28